Note 4 - Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Financing Receivable Credit Quality Indicators [Table Text Block]
	Term Loans by Year of Origination
December 31, 2024	2024	2023	2022	2021	2020	Prior	Revolving	Total

Commercial
Pass	$6,909	$4,500	$6,221	$14,788	$3,968	$4,812	$45,006	$86,204
Special Mention	55	381	-	-	451	-	899	1,786
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial – Total	6,964	4,881	6,221	14,788	4,419	4,812	45,905	87,990

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Commercial Real Estate
Pass	44,433	35,523	26,801	34,436	16,420	46,684	56	204,353
Special Mention	240	289	573	-	-	2,677	-	3,779
Substandard	-	-	-	4,449	-	14	-	4,463
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	44,673	35,812	27,374	38,885	16,420	49,375	56	212,595

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	14,439	14,932	15,320	19,923	18,859	35,550	128	119,151
Special Mention	453	277	-	364	-	624	-	1,718
Substandard	-	-	-	-	-	476	-	476
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	14,892	15,209	15,320	20,287	18,859	36,650	128	121,345

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	109	-	-	-	-	369	6,708	7,186
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	109	-	-	-	-	369	6,708	7,186

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	707	445	200	31	7	5	109	1,504
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	22	-	-	-	-	-	22
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	707	467	200	31	7	5	109	1,526

Current Year Gross Charge-Offs	10	-	-	-	-	-	-	10

Consumer – Auto
Pass	2,574	2,113	1,138	367	130	155	-	6,477
Special Mention	8	5	15	-	-	-	-	28
Substandard	-	-	-	8	-	3	-	11
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,582	2,118	1,153	375	130	158	-	6,516

Current Year Gross Charge-Offs	13	26	-	13	-	-	-	52

Overall – Total	$69,927	$58,487	$50,268	$74,366	$39,835	$91,369	$52,906	$437,158
	Term Loans by Year of Origination
December 31, 2023	2023	2022	2021	2020	2019	Prior	Revolving	Total

Commercial
Pass	$6,157	$7,297	$17,490	$5,420	$776	$5,893	$28,723	$71,756
Special Mention	126	-	-	-	-	40	500	666
Substandard	-	-	-	3	-	3	714	720
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial – Total	6,283	7,297	17,490	5,423	776	5,936	29,937	73,142

Current Year Gross Charge-Offs	-	-	-	5	-	-	-	5

Commercial Real Estate
Pass	34,733	30,180	38,454	17,501	10,937	42,686	200	174,691
Special Mention	-	584	-	-	2,396	-	-	2,980
Substandard	-	-	4,480	-	-	312	-	4,792
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Commercial Real Estate – Total	34,733	30,764	42,934	17,501	13,333	42,998	200	182,463

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Residential Mortgage
Pass	17,408	17,121	22,705	20,784	9,739	29,982	-	117,739
Special Mention	-	27	105	-	181	384	-	697
Substandard	-	-	-	-	-	498	-	498
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Residential Mortgage – Total	17,408	17,148	22,810	20,784	9,920	30,864	-	118,934

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Home Equity
Pass	-	-	-	-	-	400	5,400	5,800
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Home Equity – Total	-	-	-	-	-	400	5,400	5,800

Current Year Gross Charge-Offs	-	-	-	-	-	-	-	-

Consumer - Other
Pass	871	459	163	37	27	2	204	1,763
Special Mention	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-
Doubtful	24	-	-	-	-	-	-	24
Loss	-	-	-	-	-	-	-	-

Consumer - Other – Total	895	459	163	37	27	2	204	1,787

Current Year Gross Charge-Offs	-	-	-	-	2	2	-	4

Consumer – Auto
Pass	2,982	1,813	780	321	553	58	-	6,507
Special Mention	7	-	16	-	-	5	-	28
Substandard	-	-	5	-	6	-	-	11
Doubtful	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-

Consumer - Auto – Total	2,989	1,813	801	321	559	63	-	6,546

Current Year Gross Charge-Offs	-	1	5	2	-	4	-	12

Overall – Total	$62,308	$57,481	$84,198	$44,066	$24,615	$80,263	$35,741	$388,672

Financing Receivable, Past Due [Table Text Block]
		Greater		Total Past
		than 90		Due and		Total
	30-89 Days	Days and	Non-	Non-		Loans
December 31, 2024	Past Due	Accruing	accrual	accrual	Current	Receivable

Commercial	$18	$-	$-	$18	$87,972	$87,990
Commercial real estate	-	-	-	-	212,595	212,595
Residential mortgage	282	-	420	702	120,643	121,345
Home equity	-	-	-	-	7,186	7,186
Consumer, automobile	121	-	18	139	6,377	6,516
Consumer, other	2	-	-	2	1,524	1,526

Total	$423	$-	$438	$861	$436,297	$437,158
		Greater		Total Past
		than 90		Due and		Total
	30-89 Days	Days and	Non-	Non-		Loans
December 31, 2023	Past Due	Accruing	accrual	accrual	Current	Receivable

Commercial	$81	$-	$3	$84	$73,058	$73,142
Commercial real estate	-	-	-	-	182,463	182,463
Residential mortgage	446	-	285	731	118,203	118,934
Home equity	83	-	-	83	5,717	5,800
Consumer, automobile	85	-	5	90	6,456	6,546
Consumer, other	9	-	-	9	1,778	1,787

Total	$704	$-	$293	$997	$387,675	$388,672

Financing Receivable, Nonaccrual [Table Text Block]
	Nonaccruals	Nonaccruals
	with No	with an
	Allowance	Allowance
	for Credit	for Credit
December 31, 2024	Losses	Losses

Commercial	$-	$-
Commercial real estate	-	-
Residential mortgage	420	-
Home equity	-	-
Consumer, automobile	18	-
Consumer, other	-	-

Total	$438	$-
	Nonaccruals	Nonaccruals
	with No	with an
	Allowance	Allowance
	for Credit	for Credit
December 31, 2023	Losses	Losses

Commercial	$3	$-
Commercial real estate	-	-
Residential mortgage	285	-
Home equity	-	-
Consumer, automobile	5	-
Consumer, other	-	-

Total	$293	$-

Financing Receivable, Allowance for Credit Loss [Table Text Block]
	Beginning			Provisions	Ending
December 31, 2024	Balance	Charge-offs	Recoveries	(Credits)	Balance

Commercial	$793	$-	$2	$212	$1,007
Commercial real estate	1,741	-	-	625	2,366
Residential mortgage	792	-	-	31	823
Home equity	60	-	-	23	83
Consumer, automobile	85	(52)	9	40	82
Consumer, other	44	(10)	-	(16)	18
Unallocated	346	-	-	(346)	-

Total	$3,861	$(62)	$11	$569	$4,379
		Adjustments
		to allowance
	Beginning	for adoption			Provision	Ending
December 31, 2023	Balance	of ASC 326	Charge-offs	Recoveries	(Credits)	Balance

Commercial	$834	$251	$(5)	$10	$(297)	$793
Commercial real estate	1,629	355	-	-	(243)	1,741
Residential mortgage	1,145	(326)	-	-	(27)	792
Home equity	69	14	-	-	(23)	60
Consumer, automobile	118	(37)	(12)	13	3	85
Consumer, other	27	6	(4)	-	15	44
Unallocated	236	(236)	-	-	346	346

Total	$4,058	$27	$(21)	$23	$(226)	$3,861
	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2024			Ending Balance December 31, 2024
	Individually	Collectively		Individually	Collectively
	Evaluated	Evaluated	Total	Evaluated	Evaluated	Total

Commercial	$17	$990	$1,007	$964	$87,026	$87,990
Commercial real estate	-	2,366	2,366	289	212,306	212,595
Residential mortgage	3	820	823	852	120,493	121,345
Home equity	-	83	83	-	7,186	7,186
Consumer, automobile	-	82	82	-	6,516	6,516
Consumer, other	-	18	18	-	1,526	1,526

Total	$20	$4,359	$4,379	$2,105	$435,053	$437,158
	Allowance for Credit Losses			Loans Receivable
	Ending Balance December 31, 2023			Ending Balance December 31, 2023
	Individually	Collectively		Individually	Collectively
	Evaluated	Evaluated	Total	Evaluated	Evaluated	Total
Commercial	$-	$793	$793	$126	$73,016	$73,142
Commercial real estate	-	1,741	1,741	4,755	177,708	182,463
Residential mortgage	5	787	792	498	118,436	118,934
Home equity	-	60	60	-	5,800	5,800
Consumer, automobile	-	85	85	-	6,546	6,546
Consumer, other	24	20	44	24	1,763	1,787
Unallocated	-	346	346	-	-	-

Total	$29	$3,832	$3,861	$5,403	$383,269	$388,672

Financing Receivable, Collateral Dependent [Table Text Block]
	Real Estate	Other
December 31, 2024	Collateral	Collateral	Total

Commercial	$97	$-	$97
Commercial real estate	-	-	-
Residential mortgage	590	-	590
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$687	$-	$687
	Real Estate	Other
December 31, 2023	Collateral	Collateral	Total

Commercial	$126	$-	$126
Commercial real estate	4,755	-	4,755
Residential mortgage	498	-	498
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$5,379	$-	$5,379
	Real Estate	Other
December 31, 2024	Collateral	Collateral	Total

Commercial	$97	$-	$97
Commercial real estate	-	-	-
Residential mortgage	590	-	590
Home equity	-	-	-
Consumer, automobile	-	-	-
Consumer, other	-	-	-

Total	$687	$-	$687

Financing Receivable, Modified [Table Text Block]
					Combination		% of Total
					Term Extension		Class of
	Principal	Payment	Term	Interest Rate	and Payment		Financing
December 31, 2024	Forgiveness	Delay	Extension	Reduction	Delay	Total	Receivable

Commercial	$-	$-	$97	$-	$866	$963	1.1%
Commercial real estate	-	-	-	-	290	290	0.1%
Residential mortgage	-	-	170	-	262	432	0.4%
Home equity	-	-	-	-	-	-	0.0%
Consumer, automobile	-	-	-	-	-	-	0.0%
Consumer, other	-	-	-	-	-	-	0.0%

Total	$-	$-	$267	$-	$1,418	$1,685	0.4%
					Combination		% of Total
					Term Extension		Class of
	Principal	Payment	Term	Interest Rate	and Payment		Financing
December 31, 2023	Forgiveness	Delay	Extension	Reduction	Delay	Total	Receivable

Commercial	$-	$-	$-	$-	$-	$-	0.0%
Commercial real estate	-	-	126	-	-	126	0.1%
Residential mortgage	-	-	-	-	-	-	0.0%
Home equity	-	-	-	-	-	-	0.0%
Consumer, automobile	-	-	-	-	-	-	0.0%
Consumer, other	-	-	-	24	-	24	1.3%

Total	$-	$-	$126	$24	$-	$150	0.0%

Allowance for Unfunded Commitments [Table Text Block]
Allowance for
Credit Losses
Unfunded
Commitments
Beginning balance, December 31, 2022	$-
Adjustments to allowance for unfunded commitments for adoption of ASC 326	277
Provision for (recovery of) credit losses	(11)
Ending balance, December 31, 2023	$266